Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Intangible Assets, Net
Intangible assets subject to amortization		$ 212,456,156	$ 212,685,125
Intangible assets subject to amortization, net		57,401,177	70,631,146
Total intangible assets, net		$ 57,401,177	70,631,146	[1]
Weighted Average Remaining Amortization Period		5 years 18 days
Amortization expenses		$ 13,239,962	13,465,713		$ 12,426,950
Expected amortization expenses
2019		12,718,595
2020		11,243,687
2021		10,561,945
2022		10,558,496
2023		10,558,496
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Extension term of agreement	5 years
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 75,506,228	69,451,305
Weighted Average Remaining Amortization Period		5 years 3 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 57,391,831	52,888,314
Weighted Average Remaining Amortization Period		5 years 3 months
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization		$ 10,312,159	10,512,212
Less: Accumulated amortization		$ 10,050,553	9,798,432
Weighted Average Remaining Amortization Period		11 months 5 days
Database license
Intangible Assets, Net
Intangible assets subject to amortization		$ 8,300,000	8,300,000
Less: Accumulated amortization		$ 8,300,000	8,055,884
Weighted Average Remaining Amortization Period		0 years
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 6,393,997	6,422,913
Less: Accumulated amortization		$ 3,806,367	$ 1,860,044
Weighted Average Remaining Amortization Period		1 year 4 months 10 days

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.